Group Cash Flow Statement (Unaudited) - GBP (£) £ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
Cash flows from operating activities
Cash generated from operating activities (page 36)	£ 3,394	£ 4,670	£ 11,972
Dividends received from associates	2	1	214
Tax paid	(1,108)	(813)	(1,891)
Net cash generated from operating activities	2,288	3,858	10,295
Cash flows from investing activities
Interest received	33	36	52
Purchases of property, plant and equipment	(178)	(205)	(758)
Proceeds on disposal of property, plant and equipment	8	9	38
Purchases of intangibles	(56)	(35)	(185)
Purchases of investments	(70)	(124)	(320)
Proceeds on disposals of investments	118	48	167
Investment in associates and acquisitions of other subsidiaries net of cash acquired	(63)	(14)	(32)
Proceeds on disposal of non-core business net of cash disposed			17
Net cash used in investing activities	(208)	(285)	(1,021)
Cash flows from financing activities
Interest paid	(789)	(752)	(1,559)
Proceeds from increases in and new borrowings	2,917	1,650	2,111
(Outflows)/inflows relating to derivative financial instruments	(80)	25	49
Purchases of own shares held in employee share ownership trusts	(117)	(143)	(139)
Reductions in and repayments of borrowings	(1,548)	(3,067)	(5,596)
Dividends paid to owners of the parent	(2,277)	(2,114)	(4,347)
Capital injection from/(Purchase of) non-controlling interests	13		(11)
Dividends paid to non-controlling interests	(88)	(96)	(142)
Other	1	4	4
Net cash used in financing activities	(1,968)	(4,493)	(9,630)
Net cash flows from/(used in) operating, investing and financing activities	112	(920)	(356)
Differences on exchange	(54)	(148)	(138)
Increase/(decrease) in net cash and cash equivalents in the period	58	(1,068)	(494)
Net cash and cash equivalents at 1 January	2,328	2,822	2,822
Net cash and cash equivalents at period end	2,386	1,754	2,328
Cash and cash equivalents	3,308	2,125	2,602
Overdrafts and accrued interest	£ (922)	£ (371)	£ (274)